NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	356,219	0	0
Nonvested shares
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	1,248,944	0	0